Income tax (benefit)/expense - Reconciliation of effective tax charge (Details) - USD ($) $ in Millions		12 Months Ended
	Dec. 19, 2024	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Reconciliation of effective tax charge/(credit)
Income/(loss) before taxation			$ 690.8	$ (1,410.7)	[1]	$ (1,814.1)	[1]
Loss from discontinued operations before income tax			(571.3)	(199.5)		(66.6)
Total profit/(loss) before income tax			119.5	(1,610.2)		(1,880.7)
Reversal impairment of withholding tax receivables			8.0
Tax charge			0.7
Total taxation charge			(7.3)	34.0		107.5
Tax effect of tax free gains on disposals of subsidiaries			31.0
Income tax expense			86.4	69.3	[1]	102.8	[1]
Aggregate continuing and discontinuing operations
Reconciliation of effective tax charge/(credit)
Tax calculated at domestic tax rates applicable to income in respective countries			10.6	(528.8)		(638.3)
Income not subject to taxation			(53.1)	(40.4)		(21.8)
Expenses not deductible for tax purposes			26.1	70.4		90.0
Movement in deferred tax assets not recognized			(76.5)	516.2		633.4
Change in tax base						1.8
Prior year (over)/under provision			14.1	(6.6)		25.5
Goodwill impairment			61.8	30.7
Withholding tax on subsidiary dividends			9.1	5.2		3.7
Effects of changes in tax rates			(3.0)			(0.8)
Pillar Two top-up tax			0.7
Movement in uncertain tax positions			3.2	(12.4)		9.5
Other			(0.3)	(0.3)		4.5
Total taxation charge			(7.3)	34.0		107.5
Gain on disposal of subsidiary			177.7	83.8
Discontinued operations
Reconciliation of effective tax charge/(credit)
Income/(loss) before taxation			(571.3)	(199.5)		(66.6)
Goodwill impairment			$ 61.8	30.7
IHS Kuwait Limited
Reconciliation of effective tax charge/(credit)
Tax effect of tax free gains on disposals of subsidiaries				$ 21.6
Gain on disposal of subsidiary	$ 83.9
Percentage of ownership interests in subsidiary disposed	70.00%			70.00%
NIGERIA
Reconciliation of effective tax charge/(credit)
Statutory tax rate			33.00%
Tax benefit arising from previously unrecognised tax loss, tax credit or temporary difference of prior period used to reduce deferred tax expense			$ 72.1
Education tax rate			3.00%
NIGERIA | Forecast
Reconciliation of effective tax charge/(credit)
Statutory tax rate		34.00%
Development levy		4.00%
BRAZIL
Reconciliation of effective tax charge/(credit)
Decrease in deferred tax asset as a result of obtaining greater clarity on the treatment of certain expenses						$ 20.6
Statutory tax rate			34.00%
SOUTH AFRICA
Reconciliation of effective tax charge/(credit)
Statutory tax rate			27.00%
Other markets in which entity operates | Minimum
Reconciliation of effective tax charge/(credit)
Statutory tax rate			9.00%	15.00%		15.00%
Other markets in which entity operates | Maximum
Reconciliation of effective tax charge/(credit)
Statutory tax rate			35.00%	35.00%		35.00%

[1]	The results for the years ended December 31, 2024 and December 31, 2023 have been re-presented to reflect that the results of the Latam segment are now reported as a discontinued operation. See note 32.1 for more information